UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22956

Forefront Income Trust
 (Exact name of registrant as specified in charter)

7 Times Square, 37th Floor, New York, NY 10036
(Address of principal executive offices)             (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-488-4972

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

Forefront Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2016
	Shares			Value (Note 1)

LIMITED PARTNERSHIP - 4.87%

Debt Fund - 4.87%
TCA Global Credit Fund LP (a)(c)	500,000			$533,527

Total Limited Partnership (Cost $500,000)				533,527

LIMITED LIABILITY COMPANY INTEREST - 22.81%

Financial Services - 22.81%
WHPEQ, LLC - Series I (a)(d)	2,500			2,500,000

Total Limited Liability Company Interest (Cost $2,500,000)				2,500,000

SENIOR LOANS - 15.06%
		Interest	Maturity
Real Estate - 10.50%	Principal	Rate	Date
Blaichbridge Driggs, LLC (a)	$650,000	17.000%	8/11/2016	650,000
Broadridge LA, LLC (a)	500,000	18.000%	9/3/2016	500,000
				1,150,000

Retail - 4.56%
Banjo & Matilda, Inc. (a)	500,000	18.000%	6/17/2018	500,000

Total Senior Loans (Cost $1,650,000)				1,650,000

STRUCTURED NOTES - 52.74%
		Interest	Maturity
	Principal	Rate	Date
Energy - 4.56%
Delta Energy Natchez, LLC (a)(b)	$500,000	19.000%	9/30/2016	500,000

Financial Services - 24.46%
Auto Funding Group, LLC (a)(b)	$2,680,000	14.000%	9/15/2016	2,680,000

Real Estate - 23.72%
700 Atlantic Equities, LLC (a)(b)	$500,000	18.000%	10/29/2016	500,000
1501 Sheepshead Bay Road Partners, LLC (a)(b)	250,000	18.000%	7/19/2016	250,000
2020 Eastchester Road, LLC (a)(b)	350,000	18.000%	10/13/2016	350,000
WB Park Avenue, LLC (a)(b)	500,000	18.000%	9/1/2016	500,000
WB West 25th Street, LLC (a)(b)	500,000	18.000%	9/1/2016	500,000
WBSH Met Tower, LLC (a)(b)	500,000	18.000%	10/1/2016	500,000
				2,600,000

Total Structured Notes (Cost $5,780,000)				5,780,000

				(Continued)

Forefront Income Trust

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016
				Value (Note 1)

		Exercise	Exercise
WARRANTS - 0.00%	Shares	Price	Date
Banjo & Matilda, Inc.	6,000,000	$0.05	2/5/2021	$-

Total Short-Term Investment (Cost $0)				-

SHORT-TERM INVESTMENT - 0.59%	Shares
§ Dreyfus Cash Management, Class A -
Money Market Portfolio, 0.31%	64,418			64,418

Total Short-Term Investment (Cost $64,418)				64,418

Total Value of Investments (Cost $10,494,418) - 96.07%				$10,527,945

Other Assets Less Liabilities - 3.93%				431,150

Net Assets - 100%				$10,959,095

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Limited Partnership	4.87%	$533,527
Limited Liability Company Interest	22.81%	2,500,000
Senior Loans	15.06%	1,650,000
Structured Notes	52.74%	5,780,000
Warrants	0.00%	-
Short-Term Investment	0.59%	64,418
Other Assets Less Liabilities	3.93%	431,150
Total	100.00%	$10,959,095

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$33,527
Aggregate gross unrealized depreciation				-

Net unrealized appreciation				$33,527

				(Continued)

Forefront Income Trust

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016

(a)
Restricted Securities.  Securities for which market quotations are not readily available.  The aggregate value of such securities is 95.48% of net assets, and the fair value has been determined under procedures approved by the Trust's Board of Trustees.  There are no discounts for these securities since there are no restrictions upon sale.

(b)
Structured Notes.  There are several risks associated with the use of structured notes.  Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument.  A highly liquid secondary market may not exist for the structured notes in which Forefront Income Trust invests, which may make it difficult for Forefront Income Trust to sell the structured notes it holds at an acceptable price or to accurately value them.  In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at the maturity of the obligation.  Forefront Income Trust bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

(c)
Forefront Income Trust owns a limited partnership interest in the TCA Global Credit Fund LP (the "Credit Fund"). The Credit Fund's trading strategy is to achieve superior risk-adjusted returns primarly by making directly  negotiated debt and equity-related investments in public and, to a lesser extent, private companies.  Forefront Income Trust has no unfunded commitments to the Credit Fund as of June 30, 2016.  The Credit Fund has a redemptions notice period of one day, redemptions are permitted monthly, and there are no liquidity restrictions.

(d)
Forefront Income Trust investment owns $2.5 million senior member interest (50% of the total assets) of WHPEQ, LLC – Series 1 ('WHPEQ"). WHPEQ is a special purpose vehicle formed for the special purpose of investing in TICP CLO V, Ltd. WHPEQ holds its investment through several other special purpose vehicles as follows.  WHPEQ owns approximately 44% of Jazz Realty, LLC's interest in WHP Capital I, Ltd., which holds the Junior Notes in TICP CLO V, Ltd. (Jazz Realty, LLC owns a 37.5% junior interest in WHP Capital I, Ltd.)

(Continued)

Forefront Income Trust

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Limited Partnership	$533,527	$-	$-	$533,527
Limited Liability Company Interest	2,500,000	-	-	2,500,000
Senior Loans	1,650,000	-	-	1,650,000
Structured Notes	5,780,000	-	-	5,780,000
Warrants	-	-	-	-
Short-Term Investment	64,418	64,418	-	-
Total	$10,527,945	$64,418	$-	$10,463,527

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Forefront Income Trust

By: (Signature and Title)	/s/ Bradley Reifler
Bradley Reifler
Date: August 29, 2016	President and Chief Executive Officer Forefront Income Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Bradley Reifler
Bradley Reifler
Date: August 29, 2016	President and Chief Executive Officer Forefront Income Trust

By: (Signature and Title)	/s/ David Wasitowski
Date: August 29, 2016	David Wasitowski Treasurer and Chief Financial Officer Forefront Income Trust